American Funds Target Date Retirement Series®
American Funds® 2065
Target Date Retirement Fund
Investment portfolio
January 31, 2024
unaudited
Fund investments Growth funds 46%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	3,348,073	$223,249
New Perspective Fund, Class R-6	3,973,585	223,236
AMCAP Fund, Class R-6	3,943,235	155,837
The Growth Fund of America, Class R-6	2,422,457	155,837
New World Fund, Inc., Class R-6	1,603,876	118,671
The New Economy Fund, Class R-6	2,010,218	110,904
EuroPacific Growth Fund, Class R-6	814,613	44,518
		1,032,252
Growth-and-income funds 38%
Fundamental Investors, Class R-6	2,791,653	201,780
Capital World Growth and Income Fund, Class R-6	3,245,346	196,149
Washington Mutual Investors Fund, Class R-6	3,107,147	179,531
The Investment Company of America, Class R-6	3,073,638	156,848
American Mutual Fund, Class R-6	2,191,004	112,574
		846,882
Balanced funds 11%
American Balanced Fund, Class R-6	4,185,034	134,925
American Funds Global Balanced Fund, Class R-6	3,111,948	112,653
		247,578
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	9,425,815	114,241
American Funds Emerging Markets Bond Fund, Class R6	719,656	5,692
		119,933
Total investment securities 100% (cost: $2,145,268,000)		2,246,645
Other assets less liabilities 0%		(361)
Net assets 100%		$2,246,284
American Funds Target Date Retirement Series — Page 1 of 25

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 46%
SMALLCAP World Fund, Inc., Class R-6	$168,557	$28,289	$—	$—	$26,403	$223,249	$2,016	$—
New Perspective Fund, Class R-6	168,505	38,395	—	—	16,336	223,236	2,438	8,592
AMCAP Fund, Class R-6	118,098	18,514	—	—	19,225	155,837	804	3,680
The Growth Fund of America, Class R-6	117,919	23,850	—	—	14,068	155,837	1,195	9,100
New World Fund, Inc., Class R-6	67,333	45,999	—	—	5,339	118,671	1,331	977
The New Economy Fund, Class R-6	84,207	15,802	—	—	10,895	110,904	556	3,632
EuroPacific Growth Fund, Class R-6	33,609	7,452	—	—	3,457	44,518	652	770
						1,032,252
Growth-and-income funds 38%
Fundamental Investors, Class R-6	151,590	31,015	—	—	19,175	201,780	956	6,618
Capital World Growth and Income Fund, Class R-6	151,589	29,245	4,139	(405)	19,859	196,149	1,231	2,835
Washington Mutual Investors Fund, Class R-6	134,721	29,576	—	—	15,234	179,531	1,077	3,368
The Investment Company of America, Class R-6	118,046	23,849	—	—	14,953	156,848	815	4,858
American Mutual Fund, Class R-6	84,249	20,156	—	—	8,169	112,574	928	1,608
						846,882
Balanced funds 11%
American Balanced Fund, Class R-6	100,894	22,469	—	—	11,562	134,925	1,804	—
American Funds Global Balanced Fund, Class R-6	100,886	20,649	20,672	(1,753)	13,543	112,653	604	—
						247,578
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	86,002	22,459	—	—	5,780	114,241	1,128	—
American Funds Emerging Markets Bond Fund, Class R6	—	5,671	—	—	21	5,692	7	—
						119,933
Total 100%				$(2,158)	$204,019	$2,246,645	$17,542	$46,038

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 2 of 25

American Funds 2060
Target Date Retirement Fund®
Investment portfolio
January 31, 2024
unaudited

Fund investments Growth funds 46%	Shares	Value (000)
New Perspective Fund, Class R-6	19,371,721	$1,088,303
SMALLCAP World Fund, Inc., Class R-6	16,320,365	1,088,242
AMCAP Fund, Class R-6	19,451,245	768,713
The Growth Fund of America, Class R-6	11,939,158	768,046
New World Fund, Inc., Class R-6	7,547,924	558,471
The New Economy Fund, Class R-6	9,940,446	548,414
EuroPacific Growth Fund, Class R-6	3,966,911	216,792
		5,036,981
Growth-and-income funds 38%
Fundamental Investors, Class R-6	13,601,944	983,148
Capital World Growth and Income Fund, Class R-6	15,863,434	958,786
Washington Mutual Investors Fund, Class R-6	15,178,567	877,018
The Investment Company of America, Class R-6	14,968,116	763,823
American Mutual Fund, Class R-6	10,696,476	549,585
		4,132,360
Balanced funds 11%
American Balanced Fund, Class R-6	20,461,525	659,680
American Funds Global Balanced Fund, Class R-6	15,218,657	550,915
		1,210,595
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	46,073,043	558,405
American Funds Emerging Markets Bond Fund, Class R6	3,508,550	27,753
		586,158
Total investment securities 100% (cost: $10,179,311,000)		10,966,094
Other assets less liabilities 0%		(1,433)
Net assets 100%		$10,964,661
American Funds Target Date Retirement Series — Page 3 of 25

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 46%
New Perspective Fund, Class R-6	$900,114	$102,293	$—	$—	$85,896	$1,088,303	$12,569	$44,297
SMALLCAP World Fund, Inc., Class R-6	901,277	68,480	22,062	(3,922)	144,469	1,088,242	10,463	—
AMCAP Fund, Class R-6	631,120	36,870	—	—	100,723	768,713	4,150	18,994
The Growth Fund of America, Class R-6	629,704	64,419	—	—	73,923	768,046	6,174	47,025
New World Fund, Inc., Class R-6	359,135	171,255	—	—	28,081	558,471	6,843	5,023
The New Economy Fund, Class R-6	449,544	42,060	—	—	56,810	548,414	2,870	18,733
EuroPacific Growth Fund, Class R-6	178,683	20,167	—	—	17,942	216,792	3,336	3,943
						5,036,981
Growth-and-income funds 38%
Fundamental Investors, Class R-6	808,635	76,501	2,393	(327)	100,732	983,148	4,941	34,188
Capital World Growth and Income Fund, Class R-6	808,657	74,058	25,588	(1,437)	103,096	958,786	6,375	14,678
Washington Mutual Investors Fund, Class R-6	718,663	79,875	1,316	54	79,742	877,018	5,547	17,345
The Investment Company of America, Class R-6	629,964	57,074	1,361	(64)	78,210	763,823	4,222	25,156
American Mutual Fund, Class R-6	452,272	55,556	950	(15)	42,722	549,585	4,806	8,325
						4,132,360
Balanced funds 11%
American Balanced Fund, Class R-6	540,462	60,716	1,840	87	60,255	659,680	9,328	—
American Funds Global Balanced Fund, Class R-6	545,240	49,532	105,797	(11,104)	73,044	550,915	3,098	—
						1,210,595
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	462,847	67,371	2,061	(191)	30,439	558,405	5,781	—
American Funds Emerging Markets Bond Fund, Class R6	—	27,649	—	—	104	27,753	35	—
						586,158
Total 100%				$(16,919)	$1,076,188	$10,966,094	$90,538	$237,707

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 4 of 25

American Funds 2055
Target Date Retirement Fund®
Investment portfolio
January 31, 2024
unaudited

Fund investments Growth funds 46%	Shares	Value (000)
New Perspective Fund, Class R-6	31,012,133	$1,742,262
SMALLCAP World Fund, Inc., Class R-6	25,976,835	1,732,135
The Growth Fund of America, Class R-6	20,875,744	1,342,937
AMCAP Fund, Class R-6	33,748,414	1,333,737
New World Fund, Inc., Class R-6	13,088,545	968,421
The New Economy Fund, Class R-6	17,345,671	956,961
EuroPacific Growth Fund, Class R-6	6,957,508	380,228
American Funds Global Insight Fund, Class R-6	14,871,953	318,855
		8,775,536
Growth-and-income funds 38%
Fundamental Investors, Class R-6	23,728,741	1,715,113
Capital World Growth and Income Fund, Class R-6	27,708,781	1,674,719
Washington Mutual Investors Fund, Class R-6	26,329,479	1,521,317
The Investment Company of America, Class R-6	23,111,553	1,179,383
American Mutual Fund, Class R-6	21,671,348	1,113,474
		7,204,006
Balanced funds 11%
American Balanced Fund, Class R-6	35,663,315	1,149,785
American Funds Global Balanced Fund, Class R-6	26,524,335	960,181
		2,109,966
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	80,301,990	973,260
American Funds Emerging Markets Bond Fund, Class R6	6,087,727	48,154
		1,021,414
Total investment securities 100% (cost: $17,346,090,000)		19,110,922
Other assets less liabilities 0%		(2,388)
Net assets 100%		$19,108,534
American Funds Target Date Retirement Series — Page 5 of 25

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 46%
New Perspective Fund, Class R-6	$1,466,773	$135,572	$—	$—	$139,917	$1,742,262	$20,192	$71,161
SMALLCAP World Fund, Inc., Class R-6	1,471,080	34,075	—	—	226,980	1,732,135	16,963	—
The Growth Fund of America, Class R-6	1,117,473	94,782	—	—	130,682	1,342,937	10,929	83,240
AMCAP Fund, Class R-6	1,119,966	45,207	9,629	(1,586)	179,779	1,333,737	7,361	33,691
New World Fund, Inc., Class R-6	635,638	283,278	—	—	49,505	968,421	11,884	8,723
The New Economy Fund, Class R-6	797,836	58,734	—	—	100,391	956,961	4,997	32,622
EuroPacific Growth Fund, Class R-6	316,974	31,494	—	—	31,760	380,228	5,738	6,782
American Funds Global Insight Fund, Class R-6	253,055	35,568	—	—	30,232	318,855	4,337	—
						8,775,536
Growth-and-income funds 38%
Fundamental Investors, Class R-6	1,427,475	110,674	—	—	176,964	1,715,113	8,664	59,952
Capital World Growth and Income Fund, Class R-6	1,430,517	97,897	32,627	(1,826)	180,758	1,674,719	11,180	25,744
Washington Mutual Investors Fund, Class R-6	1,278,146	102,457	—	—	140,714	1,521,317	9,723	30,402
The Investment Company of America, Class R-6	994,155	62,946	—	—	122,282	1,179,383	6,559	39,076
American Mutual Fund, Class R-6	931,729	94,294	—	—	87,451	1,113,474	9,778	16,938
						7,204,006
Balanced funds 11%
American Balanced Fund, Class R-6	961,431	81,935	—	—	106,419	1,149,785	16,359	—
American Funds Global Balanced Fund, Class R-6	965,294	66,745	180,973	(20,674)	129,789	960,181	5,426	—
						2,109,966
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	820,613	102,401	2,926	(162)	53,334	973,260	10,150	—
American Funds Emerging Markets Bond Fund, Class R6	—	47,973	—	—	181	48,154	61	—
						1,021,414
Total 100%				$(24,248)	$1,887,138	$19,110,922	$160,301	$408,331

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 6 of 25

American Funds 2050
Target Date Retirement Fund®
Investment portfolio
January 31, 2024
unaudited

Fund investments Growth funds 44%	Shares	Value (000)
New Perspective Fund, Class R-6	44,499,801	$2,499,999
SMALLCAP World Fund, Inc., Class R-6	33,617,146	2,241,591
The Growth Fund of America, Class R-6	30,760,432	1,978,819
AMCAP Fund, Class R-6	49,687,097	1,963,634
The New Economy Fund, Class R-6	21,320,692	1,176,262
New World Fund, Inc., Class R-6	15,189,072	1,123,839
American Funds Global Insight Fund, Class R-6	36,304,135	778,361
EuroPacific Growth Fund, Class R-6	10,032,464	548,274
		12,310,779
Growth-and-income funds 36%
Fundamental Investors, Class R-6	31,562,631	2,281,347
Washington Mutual Investors Fund, Class R-6	38,511,586	2,225,201
Capital World Growth and Income Fund, Class R-6	36,400,589	2,200,052
American Mutual Fund, Class R-6	36,752,967	1,888,367
The Investment Company of America, Class R-6	28,397,872	1,449,143
		10,044,110
Equity-income funds 4%
The Income Fund of America, Class R-6	20,252,441	472,692
Capital Income Builder, Class R-6	7,162,789	472,601
		945,293
Balanced funds 11%
American Balanced Fund, Class R-6	59,372,696	1,914,175
American Funds Global Balanced Fund, Class R-6	33,693,583	1,219,708
		3,133,883
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	116,776,479	1,415,331
American Funds Emerging Markets Bond Fund, Class R6	8,821,841	69,781
		1,485,112
Total investment securities 100% (cost: $24,797,640,000)		27,919,177
Other assets less liabilities 0%		(3,853)
Net assets 100%		$27,915,324
American Funds Target Date Retirement Series — Page 7 of 25

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 44%
New Perspective Fund, Class R-6	$2,113,002	$184,781	$—	$—	$202,216	$2,499,999	$29,087	$102,509
SMALLCAP World Fund, Inc., Class R-6	1,930,444	67,483	57,415	(14,421)	315,500	2,241,591	22,317	—
The Growth Fund of America, Class R-6	1,647,056	139,162	—	—	192,601	1,978,819	16,111	122,712
AMCAP Fund, Class R-6	1,648,906	63,941	11,769	(1,996)	264,552	1,963,634	10,860	49,702
The New Economy Fund, Class R-6	1,003,550	47,318	—	—	125,394	1,176,262	6,286	41,033
New World Fund, Inc., Class R-6	755,019	310,392	—	—	58,428	1,123,839	13,801	10,130
American Funds Global Insight Fund, Class R-6	652,566	47,707	—	—	78,088	778,361	11,289	—
EuroPacific Growth Fund, Class R-6	464,009	37,607	—	—	46,658	548,274	8,436	9,971
						12,310,779
Growth-and-income funds 36%
Fundamental Investors, Class R-6	1,938,250	110,196	5,527	(734)	239,162	2,281,347	11,646	80,583
Washington Mutual Investors Fund, Class R-6	1,899,040	118,384	—	—	207,777	2,225,201	14,332	44,814
Capital World Growth and Income Fund, Class R-6	1,938,371	96,631	75,637	(5,267)	245,954	2,200,052	15,020	34,587
American Mutual Fund, Class R-6	1,610,435	127,055	—	—	150,877	1,888,367	16,903	29,281
The Investment Company of America, Class R-6	1,238,416	58,834	—	—	151,893	1,449,143	8,111	48,325
						10,044,110
Equity-income funds 4%
The Income Fund of America, Class R-6	381,784	57,364	—	—	33,544	472,692	6,672	—
Capital Income Builder, Class R-6	381,515	55,013	—	—	36,073	472,601	6,307	474
						945,293
Balanced funds 11%
American Balanced Fund, Class R-6	1,608,299	128,202	—	—	177,674	1,914,175	27,335	—
American Funds Global Balanced Fund, Class R-6	1,250,351	40,275	210,926	(22,491)	162,499	1,219,708	6,913	—
						3,133,883
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	1,203,224	134,009	—	—	78,098	1,415,331	14,887	—
American Funds Emerging Markets Bond Fund, Class R6	—	69,517	—	—	264	69,781	89	—
						1,485,112
Total 100%				$(44,909)	$2,767,252	$27,919,177	$246,402	$574,121

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 8 of 25

American Funds 2045
Target Date Retirement Fund®
Investment portfolio
January 31, 2024
unaudited

Fund investments Growth funds 42%	Shares	Value (000)
New Perspective Fund, Class R-6	40,457,370	$2,272,895
SMALLCAP World Fund, Inc., Class R-6	33,512,081	2,234,586
The Growth Fund of America, Class R-6	34,669,802	2,230,308
AMCAP Fund, Class R-6	55,013,260	2,174,124
The New Economy Fund, Class R-6	22,688,669	1,251,734
New World Fund, Inc., Class R-6	16,029,995	1,186,059
American Funds Global Insight Fund, Class R-6	55,274,692	1,185,090
EuroPacific Growth Fund, Class R-6	11,227,762	613,597
		13,148,393
Growth-and-income funds 34%
Fundamental Investors, Class R-6	34,553,485	2,497,526
Capital World Growth and Income Fund, Class R-6	40,288,847	2,435,058
Washington Mutual Investors Fund, Class R-6	38,830,258	2,243,612
American Mutual Fund, Class R-6	42,342,923	2,175,579
The Investment Company of America, Class R-6	26,100,092	1,331,888
		10,683,663
Equity-income funds 7%
The Income Fund of America, Class R-6	49,565,652	1,156,862
Capital Income Builder, Class R-6	13,478,875	889,336
		2,046,198
Balanced funds 12%
American Balanced Fund, Class R-6	76,282,439	2,459,346
American Funds Global Balanced Fund, Class R-6	36,775,588	1,331,276
		3,790,622
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	130,671,689	1,583,741
American Funds Emerging Markets Bond Fund, Class R6	9,903,666	78,338
		1,662,079
Total investment securities 100% (cost: $27,687,607,000)		31,330,955
Other assets less liabilities 0%		(4,402)
Net assets 100%		$31,326,553
American Funds Target Date Retirement Series — Page 9 of 25

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 42%
New Perspective Fund, Class R-6	$1,961,736	$124,684	$—	$—	$186,475	$2,272,895	$26,821	$94,520
SMALLCAP World Fund, Inc., Class R-6	1,909,719	32,231	2,867	(711)	296,214	2,234,586	22,075	—
The Growth Fund of America, Class R-6	1,862,625	156,467	6,245	(1,068)	218,529	2,230,308	18,159	138,308
AMCAP Fund, Class R-6	1,864,651	68,169	54,959	(7,617)	303,880	2,174,124	12,224	55,945
The New Economy Fund, Class R-6	1,060,246	58,597	—	—	132,891	1,251,734	6,647	43,394
New World Fund, Inc., Class R-6	787,092	337,329	—	—	61,638	1,186,059	14,482	10,630
American Funds Global Insight Fund, Class R-6	1,006,649	59,077	—	—	119,364	1,185,090	17,226	—
EuroPacific Growth Fund, Class R-6	521,336	39,810	—	—	52,451	613,597	9,466	11,189
						13,148,393
Growth-and-income funds 34%
Fundamental Investors, Class R-6	2,108,327	129,311	—	—	259,888	2,497,526	12,703	87,893
Capital World Growth and Income Fund, Class R-6	2,114,286	106,772	48,435	(4,339)	266,774	2,435,058	16,375	37,707
Washington Mutual Investors Fund, Class R-6	1,935,266	97,931	—	—	210,415	2,243,612	14,398	45,020
American Mutual Fund, Class R-6	1,865,024	136,540	—	—	174,015	2,175,579	19,424	33,648
The Investment Company of America, Class R-6	1,144,124	52,131	4,634	(108)	140,375	1,331,888	7,493	44,639
						10,683,663
Equity-income funds 7%
The Income Fund of America, Class R-6	966,458	105,403	—	—	85,001	1,156,862	16,800	—
Capital Income Builder, Class R-6	751,094	67,248	—	—	70,994	889,336	12,338	927
						2,046,198
Balanced funds 12%
American Balanced Fund, Class R-6	2,086,163	143,923	—	—	229,260	2,459,346	35,106	—
American Funds Global Balanced Fund, Class R-6	1,343,055	56,928	219,246	(15,748)	166,287	1,331,276	7,426	—
						3,790,622
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	1,355,374	140,857	—	—	87,510	1,583,741	16,651	—
American Funds Emerging Markets Bond Fund, Class R6	—	78,041	—	—	297	78,338	100	—
						1,662,079
Total 100%				$(29,591)	$3,062,258	$31,330,955	$285,914	$603,820

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 10 of 25

American Funds 2040
Target Date Retirement Fund®
Investment portfolio
January 31, 2024
unaudited

Fund investments Growth funds 38%	Shares	Value (000)
The Growth Fund of America, Class R-6	42,246,723	$2,717,732
AMCAP Fund, Class R-6	68,233,060	2,696,571
New Perspective Fund, Class R-6	46,525,295	2,613,791
SMALLCAP World Fund, Inc., Class R-6	34,479,695	2,299,106
The New Economy Fund, Class R-6	27,258,144	1,503,832
American Funds Global Insight Fund, Class R-6	68,426,882	1,467,072
New World Fund, Inc., Class R-6	13,372,064	989,399
EuroPacific Growth Fund, Class R-6	2,929,281	160,085
		14,447,588
Growth-and-income funds 33%
Fundamental Investors, Class R-6	38,040,514	2,749,568
Capital World Growth and Income Fund, Class R-6	44,761,477	2,705,384
American Mutual Fund, Class R-6	51,311,736	2,636,397
Washington Mutual Investors Fund, Class R-6	40,432,575	2,336,194
The Investment Company of America, Class R-6	29,946,534	1,528,172
International Growth and Income Fund, Class R-6	16,662,741	589,861
		12,545,576
Equity-income funds 7%
The Income Fund of America, Class R-6	64,676,763	1,509,556
Capital Income Builder, Class R-6	17,113,905	1,129,175
		2,638,731
Balanced funds 12%
American Balanced Fund, Class R-6	93,680,992	3,020,275
American Funds Global Balanced Fund, Class R-6	44,270,904	1,602,607
		4,622,882
Fixed income funds 10%
U.S. Government Securities Fund, Class R-6	158,545,587	1,921,573
American Funds Inflation Linked Bond Fund, Class R-6	99,820,446	918,348
American Funds Multi-Sector Income Fund, Class R-6	69,344,280	645,595
Capital World Bond Fund, Class R-6	11,901,003	194,462
		3,679,978
Total investment securities 100% (cost: $33,219,565,000)		37,934,755
Other assets less liabilities 0%		(5,323)
Net assets 100%		$37,929,432
American Funds Target Date Retirement Series — Page 11 of 25

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 38%
The Growth Fund of America, Class R-6	$2,277,362	$191,912	$17,615	$(2,257)	$268,330	$2,717,732	$22,273	$169,639
AMCAP Fund, Class R-6	2,253,640	84,525	—	—	358,406	2,696,571	14,825	67,849
New Perspective Fund, Class R-6	2,241,708	157,993	—	—	214,090	2,613,791	30,790	108,508
SMALLCAP World Fund, Inc., Class R-6	1,989,890	38,720	39,618	(11,331)	321,445	2,299,106	23,074	—
The New Economy Fund, Class R-6	1,279,546	64,069	—	—	160,217	1,503,832	8,036	52,460
American Funds Global Insight Fund, Class R-6	1,276,043	39,679	—	—	151,350	1,467,072	21,932	—
New World Fund, Inc., Class R-6	706,826	228,038	—	—	54,535	989,399	12,823	9,412
EuroPacific Growth Fund, Class R-6	216,932	8,151	86,132	12,667	8,467	160,085	3,735	4,416
						14,447,588
Growth-and-income funds 33%
Fundamental Investors, Class R-6	2,350,123	110,888	—	—	288,557	2,749,568	14,002	96,886
Capital World Growth and Income Fund, Class R-6	2,335,965	88,023	7,529	(657)	289,582	2,705,384	17,983	41,409
American Mutual Fund, Class R-6	2,273,685	150,782	—	—	211,930	2,636,397	23,667	40,999
Washington Mutual Investors Fund, Class R-6	2,032,476	82,997	—	—	220,721	2,336,194	15,132	47,318
The Investment Company of America, Class R-6	1,308,164	59,606	—	—	160,402	1,528,172	8,567	51,039
International Growth and Income Fund, Class R-6	504,323	31,340	—	—	54,198	589,861	2,455	—
						12,545,576
Equity-income funds 7%
The Income Fund of America, Class R-6	1,307,067	87,669	—	—	114,820	1,509,556	22,652	—
Capital Income Builder, Class R-6	979,368	57,436	—	—	92,371	1,129,175	16,013	1,204
						2,638,731
Balanced funds 12%
American Balanced Fund, Class R-6	2,611,419	122,929	—	—	285,927	3,020,275	43,782	—
American Funds Global Balanced Fund, Class R-6	1,636,926	57,758	275,253	(14,033)	197,209	1,602,607	8,999	—
						4,622,882
Fixed income funds 10%
U.S. Government Securities Fund, Class R-6	1,656,604	158,033	—	—	106,936	1,921,573	20,316	—
American Funds Inflation Linked Bond Fund, Class R-6	788,479	134,674	36,995	(172)	32,362	918,348	10,935	—
American Funds Multi-Sector Income Fund, Class R-6	521,592	81,270	—	—	42,733	645,595	9,675	—
Capital World Bond Fund, Class R-6	—	192,842	—	—	1,620	194,462	—	—
						3,679,978
Total 100%				$(15,783)	$3,636,208	$37,934,755	$351,666	$691,139

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — Page 12 of 25

American Funds 2035
Target Date Retirement Fund®
Investment portfolio
January 31, 2024
unaudited

Fund investments Growth funds 28%	Shares	Value (000)
The Growth Fund of America, Class R-6	43,521,989	$2,799,770
AMCAP Fund, Class R-6	67,383,143	2,662,982
New Perspective Fund, Class R-6	32,846,143	1,845,296
SMALLCAP World Fund, Inc., Class R-6	26,721,403	1,781,783
American Funds Global Insight Fund, Class R-6	72,264,399	1,549,349
The New Economy Fund, Class R-6	10,734,009	592,195
New World Fund, Inc., Class R-6	4,416,882	326,805
		11,558,180
Growth-and-income funds 31%
Capital World Growth and Income Fund, Class R-6	47,039,038	2,843,039
American Mutual Fund, Class R-6	54,920,710	2,821,826
Fundamental Investors, Class R-6	36,933,086	2,669,523
Washington Mutual Investors Fund, Class R-6	37,728,709	2,179,965
The Investment Company of America, Class R-6	33,349,160	1,701,808
International Growth and Income Fund, Class R-6	21,020,864	744,139
		12,960,300
Equity-income funds 7%
The Income Fund of America, Class R-6	66,681,426	1,556,344
Capital Income Builder, Class R-6	22,357,800	1,475,168
		3,031,512
Balanced funds 12%
American Balanced Fund, Class R-6	100,814,007	3,250,244
American Funds Global Balanced Fund, Class R-6	54,471,059	1,971,852
		5,222,096
Fixed income funds 22%
U.S. Government Securities Fund, Class R-6	171,360,460	2,076,889
American Funds Inflation Linked Bond Fund, Class R-6	211,146,765	1,942,550
American Funds Mortgage Fund, Class R-6	197,310,408	1,758,036
American Funds Multi-Sector Income Fund, Class R-6	124,092,745	1,155,304
Intermediate Bond Fund of America, Class R-6	81,979,172	1,029,658
American Funds Strategic Bond Fund, Class R-6	71,653,470	666,377
Capital World Bond Fund, Class R-6	40,637,700	664,020
		9,292,834
Total investment securities 100% (cost: $37,523,859,000)		42,064,922
Other assets less liabilities 0%		(6,314)
Net assets 100%		$42,058,608
American Funds Target Date Retirement Series — Page 13 of 25

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 28%
The Growth Fund of America, Class R-6	$2,330,831	$196,418	$—	$—	$272,521	$2,799,770	$22,796	$173,622
AMCAP Fund, Class R-6	2,227,379	81,644	—	—	353,959	2,662,982	14,640	67,004
New Perspective Fund, Class R-6	1,597,395	98,557	2,280	(338)	151,962	1,845,296	21,785	76,772
SMALLCAP World Fund, Inc., Class R-6	1,528,765	17,590	—	—	235,428	1,781,783	17,590	—
American Funds Global Insight Fund, Class R-6	1,365,221	23,306	—	—	160,822	1,549,349	23,306	—
The New Economy Fund, Class R-6	539,918	24,282	38,145	1,363	64,777	592,195	3,226	21,057
New World Fund, Inc., Class R-6	294,485	9,264	—	—	23,056	326,805	5,343	3,921
						11,558,180
Growth-and-income funds 31%
Capital World Growth and Income Fund, Class R-6	2,474,695	63,284	—	—	305,060	2,843,039	18,846	43,395
American Mutual Fund, Class R-6	2,486,341	106,253	—	—	229,232	2,821,826	25,476	44,133
Fundamental Investors, Class R-6	2,281,707	107,659	—	—	280,157	2,669,523	13,595	94,065
Washington Mutual Investors Fund, Class R-6	1,914,095	58,458	—	—	207,412	2,179,965	14,165	44,293
The Investment Company of America, Class R-6	1,456,802	66,379	—	—	178,627	1,701,808	9,540	56,838
International Growth and Income Fund, Class R-6	670,248	3,134	—	—	70,757	744,139	3,134	—
						12,960,300
Equity-income funds 7%
The Income Fund of America, Class R-6	1,379,358	56,241	—	—	120,745	1,556,344	23,866	—
Capital Income Builder, Class R-6	1,306,190	45,824	—	—	123,154	1,475,168	21,353	1,605
						3,031,512
Balanced funds 12%
American Balanced Fund, Class R-6	2,840,532	100,101	—	—	309,611	3,250,244	47,334	—
American Funds Global Balanced Fund, Class R-6	1,754,479	20,951	—	—	196,422	1,971,852	9,548	—
						5,222,096
Fixed income funds 22%
U.S. Government Securities Fund, Class R-6	1,826,728	133,064	—	—	117,097	2,076,889	22,234	—
American Funds Inflation Linked Bond Fund, Class R-6	1,656,949	217,399	—	—	68,202	1,942,550	23,036	—
American Funds Mortgage Fund, Class R-6	1,438,639	209,379	—	—	110,018	1,758,036	18,917	—
American Funds Multi-Sector Income Fund, Class R-6	997,800	76,022	—	—	81,482	1,155,304	18,197	—
Intermediate Bond Fund of America, Class R-6	850,190	139,588	—	—	39,880	1,029,658	9,857	—
American Funds Strategic Bond Fund, Class R-6[2]	553,835	74,562	6,607	—	44,587	666,377	(1,024)	—
Capital World Bond Fund, Class R-6[2]	554,224	67,615	15,508	66	57,623	664,020	(10,572)	—
						9,292,834
Total 100%				$1,091	$3,802,591	$42,064,922	$376,188	$626,705

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Target Date Retirement Series — Page 14 of 25

American Funds 2030
Target Date Retirement Fund®
Investment portfolio
January 31, 2024
unaudited

Fund investments Growth funds 18%	Shares	Value (000)
AMCAP Fund, Class R-6	67,714,756	$2,676,087
The Growth Fund of America, Class R-6	29,796,631	1,916,817
American Funds Global Insight Fund, Class R-6	65,977,318	1,414,554
SMALLCAP World Fund, Inc., Class R-6	15,485,750	1,032,590
New Perspective Fund, Class R-6	17,137,384	962,778
		8,002,826
Growth-and-income funds 27%
American Mutual Fund, Class R-6	61,255,153	3,147,290
Capital World Growth and Income Fund, Class R-6	51,968,599	3,140,982
Washington Mutual Investors Fund, Class R-6	38,810,609	2,242,477
Fundamental Investors, Class R-6	21,345,994	1,542,889
The Investment Company of America, Class R-6	27,602,105	1,408,535
International Growth and Income Fund, Class R-6	25,454,008	901,072
		12,383,245
Equity-income funds 8%
The Income Fund of America, Class R-6	77,250,962	1,803,037
Capital Income Builder, Class R-6	27,321,172	1,802,651
		3,605,688
Balanced funds 13%
American Balanced Fund, Class R-6	111,724,829	3,602,008
American Funds Global Balanced Fund, Class R-6	62,323,138	2,256,098
		5,858,106
Fixed income funds 34%
The Bond Fund of America, Class R-6	237,527,056	2,717,310
American Funds Inflation Linked Bond Fund, Class R-6	289,919,064	2,667,255
American Funds Mortgage Fund, Class R-6	256,795,380	2,288,047
U.S. Government Securities Fund, Class R-6	188,668,903	2,286,667
Intermediate Bond Fund of America, Class R-6	171,054,458	2,148,444
American Funds Multi-Sector Income Fund, Class R-6	147,029,298	1,368,843
American Funds Strategic Bond Fund, Class R-6	98,258,537	913,804
Capital World Bond Fund, Class R-6	55,708,004	910,269
		15,300,639
Total investment securities 100% (cost: $41,315,085,000)		45,150,504
Other assets less liabilities 0%		(6,673)
Net assets 100%		$45,143,831
American Funds Target Date Retirement Series — Page 15 of 25

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 18%
AMCAP Fund, Class R-6	$2,396,498	$87,379	$190,427	$(14,199)	$396,836	$2,676,087	$15,669	$71,711
The Growth Fund of America, Class R-6	1,816,367	149,522	263,019	(27,524)	241,471	1,916,817	17,353	132,169
American Funds Global Insight Fund, Class R-6	1,325,460	22,628	90,551	2,925	154,092	1,414,554	22,627	—
SMALLCAP World Fund, Inc., Class R-6	1,000,635	11,513	135,774	(38,939)	195,155	1,032,590	11,513	—
New Perspective Fund, Class R-6	941,548	58,153	127,896	(8,028)	99,001	962,778	12,854	45,299
						8,002,826
Growth-and-income funds 27%
American Mutual Fund, Class R-6	2,648,197	257,439	—	—	241,654	3,147,290	26,983	46,743
Capital World Growth and Income Fund, Class R-6	2,756,024	69,289	24,275	(1,620)	341,564	3,140,982	20,980	48,310
Washington Mutual Investors Fund, Class R-6	1,965,683	63,834	—	—	212,960	2,242,477	14,547	45,487
Fundamental Investors, Class R-6	1,710,021	80,685	464,177	47,987	168,373	1,542,889	10,188	70,497
The Investment Company of America, Class R-6	1,423,565	64,864	258,036	20,782	157,360	1,408,535	9,323	55,542
International Growth and Income Fund, Class R-6	782,464	36,215	—	—	82,393	901,072	3,658	—
						12,383,245
Equity-income funds 8%
The Income Fund of America, Class R-6	1,514,204	157,968	—	—	130,865	1,803,037	25,787	—
Capital Income Builder, Class R-6	1,513,847	147,321	—	—	141,483	1,802,651	24,510	1,842
						3,605,688
Balanced funds 13%
American Balanced Fund, Class R-6	3,104,897	160,506	—	—	336,605	3,602,008	51,208	—
American Funds Global Balanced Fund, Class R-6	1,910,592	131,992	—	—	213,514	2,256,098	10,380	—
						5,858,106
Fixed income funds 34%
The Bond Fund of America, Class R-6	2,155,386	407,378	4,501	(1,098)	160,145	2,717,310	26,713	—
American Funds Inflation Linked Bond Fund, Class R-6	2,310,220	263,658	—	—	93,377	2,667,255	31,203	—
American Funds Mortgage Fund, Class R-6	1,969,778	170,452	766	(147)	148,730	2,288,047	24,995	—
U.S. Government Securities Fund, Class R-6	1,987,841	172,399	—	—	126,427	2,286,667	23,807	—
Intermediate Bond Fund of America, Class R-6	1,815,303	249,324	—	—	83,817	2,148,444	20,341	—
American Funds Multi-Sector Income Fund, Class R-6	1,181,144	92,866	—	—	94,833	1,368,843	20,936	—
American Funds Strategic Bond Fund, Class R-6[2]	769,948	92,038	9,871	—	61,689	913,804	(2,420)	—
Capital World Bond Fund, Class R-6[2]	772,647	79,426	23,365	57	81,504	910,269	(16,706)	—
						15,300,639
Total 100%				$(19,804)	$3,963,848	$45,150,504	$406,449	$517,600

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Target Date Retirement Series — Page 16 of 25

American Funds 2025
Target Date Retirement Fund®
Investment portfolio
January 31, 2024
unaudited

Fund investments Growth funds 8%	Shares	Value (000)
AMCAP Fund, Class R-6	28,449,462	$1,124,323
American Funds Global Insight Fund, Class R-6	46,090,071	988,171
The Growth Fund of America, Class R-6	3,076,208	197,892
New Perspective Fund, Class R-6	1,778,311	99,906
SMALLCAP World Fund, Inc., Class R-6	1,455,835	97,075
		2,507,367
Growth-and-income funds 24%
American Mutual Fund, Class R-6	39,303,387	2,019,408
Capital World Growth and Income Fund, Class R-6	33,361,560	2,016,373
Washington Mutual Investors Fund, Class R-6	28,362,202	1,638,768
Fundamental Investors, Class R-6	13,578,191	981,432
The Investment Company of America, Class R-6	19,229,339	981,273
International Growth and Income Fund, Class R-6	10,743,903	380,334
		8,017,588
Equity-income funds 12%
The Income Fund of America, Class R-6	104,570,437	2,440,674
Capital Income Builder, Class R-6	24,267,878	1,601,195
		4,041,869
Balanced funds 12%
American Balanced Fund, Class R-6	81,748,205	2,635,562
American Funds Global Balanced Fund, Class R-6	37,927,659	1,372,981
		4,008,543
Fixed income funds 44%
The Bond Fund of America, Class R-6	227,986,582	2,608,167
American Funds Inflation Linked Bond Fund, Class R-6	277,551,289	2,553,472
American Funds Mortgage Fund, Class R-6	218,547,636	1,947,259
Intermediate Bond Fund of America, Class R-6	154,561,014	1,941,286
U.S. Government Securities Fund, Class R-6	137,209,084	1,662,974
American Funds Multi-Sector Income Fund, Class R-6	137,459,803	1,279,751
American Funds Strategic Bond Fund, Class R-6	101,797,080	946,713
American High-Income Trust, Class R-6	89,017,251	844,774
Capital World Bond Fund, Class R-6	40,508,653	661,911
		14,446,307
Total investment securities 100% (cost: $30,695,213,000)		33,021,674
Other assets less liabilities 0%		(5,445)
Net assets 100%		$33,016,229
American Funds Target Date Retirement Series — Page 17 of 25

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 8%
AMCAP Fund, Class R-6	$1,138,339	$40,127	$231,760	$(12,104)	$189,721	$1,124,323	$7,196	$32,932
American Funds Global Insight Fund, Class R-6	943,855	16,082	82,905	1,889	109,250	988,171	16,082	—
The Growth Fund of America, Class R-6	300,782	24,553	161,397	51,844	(17,890)	197,892	2,850	21,704
New Perspective Fund, Class R-6	181,001	11,103	109,306	46,742	(29,634)	99,906	2,454	8,648
SMALLCAP World Fund, Inc., Class R-6	180,942	2,018	113,822	(36,525)	64,462	97,075	2,018	—
						2,507,367
Growth-and-income funds 24%
American Mutual Fund, Class R-6	1,901,860	52,873	109,588	2,601	171,662	2,019,408	19,351	33,522
Capital World Growth and Income Fund, Class R-6	1,907,879	47,068	171,102	(10,884)	243,412	2,016,373	14,251	32,816
Washington Mutual Investors Fund, Class R-6	1,541,045	46,495	115,703	6,893	160,038	1,638,768	11,266	35,229
Fundamental Investors, Class R-6	947,167	43,611	124,878	1,733	113,799	981,432	5,507	38,104
The Investment Company of America, Class R-6	949,759	42,146	126,154	15,038	100,484	981,273	6,057	36,089
International Growth and Income Fund, Class R-6	410,482	1,919	75,180	6,627	36,486	380,334	1,919	—
						8,017,588
Equity-income funds 12%
The Income Fund of America, Class R-6	1,904,360	377,940	8,697	(998)	168,069	2,440,674	32,309	—
Capital Income Builder, Class R-6	1,369,328	104,206	807	(36)	128,504	1,601,195	22,099	1,661
						4,041,869
Balanced funds 12%
American Balanced Fund, Class R-6	2,457,150	40,480	128,540	(1,397)	267,869	2,635,562	40,480	—
American Funds Global Balanced Fund, Class R-6	1,383,379	7,499	172,160	(1,946)	156,209	1,372,981	7,499	—
						4,008,543
Fixed income funds 44%
The Bond Fund of America, Class R-6	2,287,027	166,247	9,745	(2,395)	167,033	2,608,167	27,001	—
American Funds Inflation Linked Bond Fund, Class R-6	2,241,055	221,850	—	—	90,567	2,553,472	29,823	—
American Funds Mortgage Fund, Class R-6	1,673,754	147,832	1,138	(55)	126,866	1,947,259	21,141	—
Intermediate Bond Fund of America, Class R-6	1,710,992	152,399	—	—	77,895	1,941,286	18,758	—
U.S. Government Securities Fund, Class R-6	1,451,641	118,455	—	—	92,878	1,662,974	17,273	—
American Funds Multi-Sector Income Fund, Class R-6	1,090,474	101,171	—	—	88,106	1,279,751	19,405	—
American Funds Strategic Bond Fund, Class R-6[2]	767,518	126,721	9,919	—	62,393	946,713	(2,454)	—
American High-Income Trust, Class R-6	643,741	154,346	—	—	46,687	844,774	12,609	—
Capital World Bond Fund, Class R-6[2]	576,459	41,914	17,839	46	61,331	661,911	(12,871)	—
						14,446,307
Total 100%				$67,073	$2,676,197	$33,021,674	$322,023	$240,705

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Target Date Retirement Series — Page 18 of 25

American Funds 2020
Target Date Retirement Fund®
Investment portfolio
January 31, 2024
unaudited

Fund investments Growth funds 4%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	16,548,009	$354,790
AMCAP Fund, Class R-6	5,492,844	217,077
		571,867
Growth-and-income funds 22%
American Mutual Fund, Class R-6	18,809,702	966,442
Capital World Growth and Income Fund, Class R-6	13,705,607	828,367
Washington Mutual Investors Fund, Class R-6	13,914,064	803,955
Fundamental Investors, Class R-6	6,675,365	482,495
The Investment Company of America, Class R-6	9,452,008	482,336
International Growth and Income Fund, Class R-6	760,086	26,907
		3,590,502
Equity-income funds 17%
The Income Fund of America, Class R-6	77,666,247	1,812,730
Capital Income Builder, Class R-6	14,282,186	942,339
		2,755,069
Balanced funds 12%
American Balanced Fund, Class R-6	40,328,348	1,300,186
American Funds Global Balanced Fund, Class R-6	17,965,020	650,334
		1,950,520
Fixed income funds 45%
The Bond Fund of America, Class R-6	113,316,531	1,296,341
American Funds Inflation Linked Bond Fund, Class R-6	140,607,477	1,293,589
American Funds Mortgage Fund, Class R-6	109,210,014	973,061
Intermediate Bond Fund of America, Class R-6	76,987,621	966,964
U.S. Government Securities Fund, Class R-6	66,687,828	808,256
American Funds Multi-Sector Income Fund, Class R-6	69,837,295	650,185
American High-Income Trust, Class R-6	51,488,470	488,626
American Funds Strategic Bond Fund, Class R-6	52,259,446	486,013
Capital World Bond Fund, Class R-6	19,887,984	324,970
		7,288,005
Total investment securities 100% (cost: $14,886,109,000)		16,155,963
Other assets less liabilities 0%		(2,632)
Net assets 100%		$16,153,331
American Funds Target Date Retirement Series — Page 19 of 25

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 4%
American Funds Global Insight Fund, Class R-6	$331,893	$5,467	$21,055	$71	$38,414	$354,790	$5,466	$—
AMCAP Fund, Class R-6	211,202	7,332	33,760	7,508	24,795	217,077	1,315	6,018
						571,867
Growth-and-income funds 22%
American Mutual Fund, Class R-6	895,783	24,480	35,686	4,369	77,496	966,442	8,959	15,521
Capital World Growth and Income Fund, Class R-6	772,887	18,953	57,285	(2,952)	96,764	828,367	5,739	13,215
Washington Mutual Investors Fund, Class R-6	739,773	22,075	37,553	5,181	74,479	803,955	5,349	16,726
Fundamental Investors, Class R-6	443,502	20,186	35,005	4,905	48,907	482,495	2,549	17,637
The Investment Company of America, Class R-6	449,151	19,513	40,329	6,864	47,137	482,336	2,805	16,708
International Growth and Income Fund, Class R-6	32,649	143	9,226	1,964	1,377	26,907	144	—
						3,590,502
Equity-income funds 17%
The Income Fund of America, Class R-6	1,643,680	30,200	3,677	(253)	142,780	1,812,730	27,914	—
Capital Income Builder, Class R-6	873,412	15,023	27,992	1,123	80,773	942,339	13,973	1,050
						2,755,069
Balanced funds 12%
American Balanced Fund, Class R-6	1,197,051	19,467	45,123	(590)	129,381	1,300,186	19,467	—
American Funds Global Balanced Fund, Class R-6	604,823	3,185	24,407	(2,482)	69,215	650,334	3,185	—
						1,950,520
Fixed income funds 45%
The Bond Fund of America, Class R-6	1,203,997	14,052	7,283	(709)	86,284	1,296,341	14,052	—
American Funds Inflation Linked Bond Fund, Class R-6	1,198,824	46,990	—	—	47,775	1,293,589	15,887	—
American Funds Mortgage Fund, Class R-6	904,380	11,233	9,903	(1,791)	69,142	973,061	11,232	—
Intermediate Bond Fund of America, Class R-6	904,268	21,992	—	—	40,704	966,964	9,830	—
U.S. Government Securities Fund, Class R-6	754,511	8,892	2,751	(761)	48,365	808,256	8,893	—
American Funds Multi-Sector Income Fund, Class R-6	604,829	10,620	13,539	(122)	48,397	650,185	10,620	—
American High-Income Trust, Class R-6	455,066	8,572	7,381	(108)	32,477	488,626	8,572	—
American Funds Strategic Bond Fund, Class R-6[2]	453,491	4,355	7,862	(292)	36,321	486,013	(1,557)	—
Capital World Bond Fund, Class R-6[2]	302,413	2,585	12,040	(476)	32,488	324,970	(6,793)	—
						7,288,005
Total 100%				$21,449	$1,273,471	$16,155,963	$167,601	$86,875

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Target Date Retirement Series — Page 20 of 25

American Funds 2015
Target Date Retirement Fund®
Investment portfolio
January 31, 2024
unaudited

Fund investments Growth funds 1%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	735,390	$15,767
AMCAP Fund, Class R-6	207,087	8,184
		23,951
Growth-and-income funds 20%
American Mutual Fund, Class R-6	5,916,943	304,012
Capital World Growth and Income Fund, Class R-6	4,185,230	252,955
Washington Mutual Investors Fund, Class R-6	3,634,013	209,973
The Investment Company of America, Class R-6	2,969,460	151,532
Fundamental Investors, Class R-6	1,505,252	108,800
		1,027,272
Equity-income funds 19%
The Income Fund of America, Class R-6	27,977,261	652,990
Capital Income Builder, Class R-6	4,634,857	305,808
		958,798
Balanced funds 11%
American Balanced Fund, Class R-6	11,284,573	363,814
American Funds Global Balanced Fund, Class R-6	5,653,610	204,661
		568,475
Fixed income funds 49%
The Bond Fund of America, Class R-6	39,377,240	450,476
Intermediate Bond Fund of America, Class R-6	34,208,828	429,663
American Funds Inflation Linked Bond Fund, Class R-6	44,470,555	409,129
American Funds Mortgage Fund, Class R-6	34,542,762	307,776
American Funds Multi-Sector Income Fund, Class R-6	22,383,538	208,391
Short-Term Bond Fund of America, Class R-6	21,605,662	205,902
American Funds Strategic Bond Fund, Class R-6	20,636,771	191,922
American High-Income Trust, Class R-6	16,546,178	157,023
Capital World Bond Fund, Class R-6	6,340,985	103,612
U.S. Government Securities Fund, Class R-6	3,946,498	47,831
		2,511,725
Total investment securities 100% (cost: $4,646,687,000)		5,090,221
Other assets less liabilities 0%		(872)
Net assets 100%		$5,089,349
American Funds Target Date Retirement Series — Page 21 of 25

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 1%
American Funds Global Insight Fund, Class R-6	$18,853	$318	$5,563	$163	$1,996	$15,767	$318	$—
AMCAP Fund, Class R-6	9,377	342	2,942	(315)	1,722	8,184	61	280
						23,951
Growth-and-income funds 20%
American Mutual Fund, Class R-6	282,729	9,563	14,082	1,799	24,003	304,012	2,818	4,882
Capital World Growth and Income Fund, Class R-6	235,430	8,764	19,783	589	27,955	252,955	1,734	3,993
Washington Mutual Investors Fund, Class R-6	196,348	6,218	13,652	2,477	18,582	209,973	1,415	4,424
The Investment Company of America, Class R-6	141,593	6,795	13,864	2,458	14,550	151,532	882	5,255
Fundamental Investors, Class R-6	102,946	5,041	11,597	2,455	9,955	108,800	590	4,081
						1,027,272
Equity-income funds 19%
The Income Fund of America, Class R-6	604,028	14,299	17,521	121	52,063	652,990	10,154	—
Capital Income Builder, Class R-6	283,585	4,876	9,042	483	25,906	305,808	4,498	338
						958,798
Balanced funds 11%
American Balanced Fund, Class R-6	339,099	5,503	17,208	(191)	36,611	363,814	5,503	—
American Funds Global Balanced Fund, Class R-6	189,726	1,495	7,512	(747)	21,699	204,661	1,006	—
						568,475
Fixed income funds 49%
The Bond Fund of America, Class R-6	417,697	4,883	1,836	(465)	30,197	450,476	4,883	—
Intermediate Bond Fund of America, Class R-6	400,650	11,127	170	(7)	18,063	429,663	4,367	—
American Funds Inflation Linked Bond Fund, Class R-6	380,964	13,406	375	(82)	15,216	409,129	5,005	—
American Funds Mortgage Fund, Class R-6	284,202	3,552	1,242	(150)	21,414	307,776	3,552	—
American Funds Multi-Sector Income Fund, Class R-6	193,378	3,370	3,687	(131)	15,461	208,391	3,370	—
Short-Term Bond Fund of America, Class R-6	185,266	17,172	—	—	3,464	205,902	2,022	—
American Funds Strategic Bond Fund, Class R-6[2]	175,258	4,941	2,285	—	14,008	191,922	(579)	—
American High-Income Trust, Class R-6	146,021	2,725	2,021	(329)	10,627	157,023	2,725	—
Capital World Bond Fund, Class R-6[2]	97,150	824	4,609	(301)	10,548	103,612	(2,181)	—
U.S. Government Securities Fund, Class R-6	51,394	584	7,297	(1,041)	4,191	47,831	584	—
						2,511,725
Total 100%				$6,786	$378,231	$5,090,221	$52,727	$23,253

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Target Date Retirement Series — Page 22 of 25

American Funds 2010
Target Date Retirement Fund®
Investment portfolio
January 31, 2024
unaudited

Fund investments Growth-and-income funds 17%	Shares	Value (000)
American Mutual Fund, Class R-6	3,915,484	$201,178
Washington Mutual Investors Fund, Class R-6	2,701,915	156,117
Capital World Growth and Income Fund, Class R-6	2,132,901	128,912
The Investment Company of America, Class R-6	2,289,158	116,816
Fundamental Investors, Class R-6	622,372	44,985
		648,008
Equity-income funds 24%
The Income Fund of America, Class R-6	29,002,823	676,926
Capital Income Builder, Class R-6	4,056,340	267,637
		944,563
Balanced funds 9%
American Balanced Fund, Class R-6	8,511,171	274,400
American Funds Global Balanced Fund, Class R-6	2,509,077	90,829
		365,229
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	33,607,447	422,109
The Bond Fund of America, Class R-6	33,990,755	388,854
Short-Term Bond Fund of America, Class R-6	31,060,107	296,003
American Funds Inflation Linked Bond Fund, Class R-6	30,679,346	282,250
American Funds Mortgage Fund, Class R-6	30,382,361	270,707
American Funds Strategic Bond Fund, Class R-6	17,051,791	158,582
American Funds Multi-Sector Income Fund, Class R-6	13,457,413	125,288
American High-Income Trust, Class R-6	2,008,702	19,063
Capital World Bond Fund, Class R-6	805,457	13,161
		1,976,017
Total investment securities 100% (cost: $3,718,632,000)		3,933,817
Other assets less liabilities 0%		(594)
Net assets 100%		$3,933,223
American Funds Target Date Retirement Series — Page 23 of 25

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 17%
American Mutual Fund, Class R-6	$191,912	$5,725	$13,892	$1,787	$15,646	$201,178	$1,903	$3,296
Washington Mutual Investors Fund, Class R-6	146,388	5,213	11,183	1,678	14,021	156,117	1,046	3,271
Capital World Growth and Income Fund, Class R-6	125,194	3,890	15,263	2,775	12,316	128,912	919	2,116
The Investment Company of America, Class R-6	111,029	5,558	13,058	1,769	11,518	116,816	686	4,089
Fundamental Investors, Class R-6	44,367	1,989	6,695	1,533	3,791	44,985	250	1,730
						648,008
Equity-income funds 24%
The Income Fund of America, Class R-6	620,881	23,347	21,182	(1,620)	55,500	676,926	10,496	—
Capital Income Builder, Class R-6	249,361	4,242	9,227	203	23,058	267,637	3,946	297
						944,563
Balanced funds 9%
American Balanced Fund, Class R-6	259,456	4,585	17,357	(224)	27,940	274,400	4,168	—
American Funds Global Balanced Fund, Class R-6	90,861	467	10,395	1,143	8,753	90,829	467	—
						365,229
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	394,648	10,843	1,205	26	17,797	422,109	4,299	—
The Bond Fund of America, Class R-6	365,007	6,861	8,951	(1,176)	27,113	388,854	4,231	—
Short-Term Bond Fund of America, Class R-6	276,083	14,825	—	—	5,095	296,003	2,949	—
American Funds Inflation Linked Bond Fund, Class R-6	267,518	6,402	2,282	(58)	10,670	282,250	3,515	—
American Funds Mortgage Fund, Class R-6	251,919	4,764	4,835	(664)	19,523	270,707	3,130	—
American Funds Strategic Bond Fund, Class R-6[2]	149,189	1,434	3,907	(227)	12,093	158,582	(522)	—
American Funds Multi-Sector Income Fund, Class R-6	120,466	2,082	6,816	(61)	9,617	125,288	2,082	—
American High-Income Trust, Class R-6	24,132	411	7,123	(266)	1,909	19,063	411	—
Capital World Bond Fund, Class R-6[2]	16,749	135	5,602	(523)	2,402	13,161	(519)	—
						1,976,017
Total 100%				$6,095	$278,762	$3,933,817	$43,457	$14,799

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Target Date Retirement Series — Page 24 of 25

unaudited
Valuation disclosures

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of
January 31, 2024, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-850-0324O-S96425
American Funds Target Date Retirement Series — Page 25 of 25